GMO U.S. Treasury Fund Investment Strategy - GMO U.S. Treasury Fund	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations (see “Name Policies”). “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. GMO normally seeks to maintain an estimated interest rate duration of one year or less for the Fund’s portfolio. For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Bond Funds — Duration.”The Fund ordinarily enters into repurchase agreements and reverse repurchase agreements. Under the repurchase agreements entered into by the Fund, the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed date, the security from the Fund at the original purchase price plus an agreed upon amount representing interest. Under reverse repurchase agreements, the Fund sells a security backed by the full faith and credit of the U.S. government to a buyer and simultaneously commits to repurchase, on an agreed date, the security from the buyer at the original purchase price plus an agreed upon amount representing interest. In selecting securities for the Fund’s portfolio, GMO focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply and demand imbalances and other market conditions. The factors GMO considers and investment methods GMO uses can change over time. In addition to Direct U.S. Treasury Obligations, the Fund may invest to a lesser extent in money market funds unaffiliated with GMO and in other fixed income securities that are backed (explicitly or implicitly) by the full faith and credit of the U.S. government or the governments of other developed countries, including but not limited to U.S. and non-U.S. agency securities and securities issued by the Federal Home Loan Bank and the World Bank. The Fund is not a money market fund and is not subject to the maturity, quality, diversification, disclosure, reporting, and other requirements applicable to money market funds under Rule 2a-7 under the Investment Company Act of 1940.